Trade and other receivables (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Trade Receivables Gross	$ 320,491,022	$ 248,689,430
Current trade receivables	314,670,816	242,366,132
Other current receivables	58,324,913	33,021,791
Total current	372,995,729	275,387,923
Others accounts receivables	3,801,244	1,860,635
Total non-current	3,801,244	1,860,635
Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(5,820,206)	(6,323,298)
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	187,798,087	152,262,513
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	73,047,039	47,024,646
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	59,645,896	49,402,271
Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	58,324,913	33,021,791
Others accounts receivables	3,801,244	1,860,635
Current balance
Statement [Line Items]
Current Trade Receivables Gross	304,611,274	228,348,552
Current trade receivables	301,464,698	227,317,938
Other current receivables	58,033,614	32,682,442
Total current	359,498,312	260,000,380
Others accounts receivables	3,801,244	1,860,635
Total non-current	3,801,244	1,860,635
Current balance | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(3,146,576)	(1,030,614)
Current balance | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	182,192,821	142,464,783
Current balance | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	67,503,572	41,271,483
Current balance | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	54,914,881	44,612,286
Current balance | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	58,033,614	32,682,442
0 a 3 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	12,350,987	12,107,222
Current trade receivables	11,949,555	11,692,218
Other current receivables	114,849	122,527
Total current	12,064,404	11,814,745
Total non-current	0	0
0 a 3 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(401,432)	(415,004)
0 a 3 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	3,474,949	3,564,538
0 a 3 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	4,478,531	4,421,421
0 a 3 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	4,397,507	4,121,263
0 a 3 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	114,849	122,527
Others accounts receivables	0	0
3 a 6 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	692,282	954,834
Current trade receivables	319,434	702,337
Other current receivables	176,450	185,314
Total current	495,884	887,651
Total non-current	0	0
3 a 6 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(372,848)	(252,497)
3 a 6 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	291,779	426,074
3 a 6 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	123,302	232,540
3 a 6 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	277,201	296,220
3 a 6 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	176,450	185,314
Others accounts receivables	0	0
6 a 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	504,557	4,476,602
Current trade receivables	151,501	2,325,806
Other current receivables	0	12,690
Total current	151,501	2,338,496
Total non-current	0	0
6 a 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(353,056)	(2,150,796)
6 a 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	379,429	4,102,860
6 a 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	123,089	92,003
6 a 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	2,039	281,739
6 a 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	0	12,690
Others accounts receivables	0	0
More than 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	2,331,922	2,802,220
Current trade receivables	785,628	327,833
Other current receivables	0	18,818
Total current	785,628	346,651
Total non-current	0	0
More than 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(1,546,294)	(2,474,387)
More than 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	1,459,109	1,704,258
More than 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	818,545	1,007,199
More than 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	54,268	90,763
More than 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	0	18,818
Others accounts receivables	$ 0	$ 0